INVESTMENTS IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN ASSOCIATED COMPANIES
INVESTMENTS IN ASSOCIATED COMPANIES

As at June 30, 2017 and December 31, 2016, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2017	2016
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Golden Opus Inc. ("G. Opus")	50.00%	50.00%
Seateam Management Pte. Ltd ("Seateam")	22.19%	22.19%
Capesize Chartering Ltd ("CCL")	25.00%	25.00%

(in thousands of $)	CCL	UFC	G.Opus	Seateam	Total
At December 31, 2016	—	621	2,872	731	4,224
Dividend received from associated companies	—	—	—	(256)	(256)
Purchase of additional capital	—	—	1,000	—	1,000
Share of (loss) income	—	(58)	203	98	243
At June 30, 2017	—	563	4,075	573	5,211